Annual Total Returns [BarChart] - LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(2.21%)
2012	13.83%
2013	34.49%
2014	4.30%
2015	(6.84%)
2016	30.09%
2017	6.33%
2018	(13.46%)
2019	19.83%
2020	5.98%